Expense Example, No Redemption {- Fidelity Advisor® International Capital Appreciation Fund} - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-10 - Fidelity Advisor® International Capital Appreciation Fund
Dec. 30, 2020 USD ($)
Fidelity Advisor International Capital Appreciation Fund-Class A
Expense Example, No Redemption:
1 Year	$ 698
3 Years	958
5 Years	1,237
10 Years	2,031
Fidelity Advisor International Capital Appreciation Fund-Class M
Expense Example, No Redemption:
1 Year	500
3 Years	816
5 Years	1,155
10 Years	2,110
Fidelity Advisor International Capital Appreciation Fund-Class C
Expense Example, No Redemption:
1 Year	205
3 Years	634
5 Years	1,088
10 Years	2,348
Fidelity Advisor International Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	103
3 Years	322
5 Years	558
10 Years	1,236
Fidelity Advisor International Capital Appreciation Fund-Class Z
Expense Example, No Redemption:
1 Year	90
3 Years	281
5 Years	488
10 Years	$ 1,084